CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
OPERATING ACTIVITIES:
Net income (loss)	$ (723,901)		$ (495,668)		$ 887,175
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of flight equipment	1,864,735		1,963,175		1,968,981
Deferred income taxes	(468,329)		(312,461)		382,681
Derivative instruments	(117,396)		252,254		(57,141)
Foreign currency adjustment of non-US$ denominated debt	104,800		(200,320)		114,620
Amortization of deferred debt issue costs	64,174		56,227		40,232
Amortization of debt discount	13,706		11,968		9,363
Amortization of prepaid lease cost	63,369		47,809		51,899
Aircraft impairment charges and fair value adjustments	1,737,508		1,663,189		86,332
Lease expenses related to aircraft sales	(3,249)		91,217
Forfeitures of customer deposits	(14,178)		(7,951)		(6,912)
Provision for credit losses on notes receivable and net investment in finance and sales-type leases	44,986		19,511
Other	(50,696)	[1]	(29,955)	[1]	(24,811)	[1]
Changes in operating assets and liabilities:
Lease receivables and other assets	5,910		64,111		(43,288)
Accrued interest and other payables	(33,373)		119,391		(59,274)
Current income taxes and other tax liabilities	93,989		78,687		48,841
Tax benefit sharing payable to AIG			(85,000)
Rentals received in advance	(13,896)		(22,388)		15,193
Net cash provided by operating activities	2,568,159		3,213,796		3,413,891
INVESTING ACTIVITIES:
Acquisition of flight equipment	(377,037)		(240,320)		(2,577,410)
Payments for deposits and progress payments	(158,932)		(61,085)		(40,444)
Proceeds from disposal of flight equipment	296,384		2,123,581		212,492
Acquisition of AeroTurbine, net of cash acquired	(138,225)
Restricted cash	42,336		(141,897)		(315,156)
Collections of notes receivable	45,543		72,015		15,999
Collections of finance and sales-type leases	14,958		32,928		101,170
Other	(6,225)		(5,370)		(10)
Net cash (used in) provided by investing activities	(281,198)		1,779,852		(2,603,359)
FINANCING ACTIVITIES:
Net change in commercial paper					(1,752,000)
Loan from AIG					3,900,000
Proceeds from / Repayment of loan			(3,909,567)
Proceeds from debt financing	4,571,526		9,704,094		1,394,868
Payments in reduction of debt financing, net of foreign currency swap settlements	(8,054,223)		(7,989,514)		(6,388,347)
Debt issue costs	(121,777)		(189,376)		(49,350)
Payment of common and preferred dividends	(544)		(601)		(3,830)
Security and rental deposits received	104,895		193,831		79,452
Security and rental deposits returned	(99,421)		(52,367)		(58,280)
Transfers of security and rental deposits on sales of aircraft	(19,392)		(168,209)		(9,540)
Overhaul rentals collected	547,514		500,701		346,966
Overhaul rentals reimbursed	(350,744)		(313,974)		(383,577)
Transfer of overhaul rentals on sales of aircraft	(18,623)		(96,114)		(4,234)
Net change in other deposits	60,576		60,147		67,609
Net cash used in financing activities	(3,380,213)		(2,260,949)		(2,860,263)
Net increase (decrease) in cash	(1,093,252)		2,732,699		(2,049,731)
Effect of exchange rate changes on cash	564		(1,913)		694
Cash at beginning of period	3,067,697		336,911		2,385,948
Cash at end of period	1,975,009		3,067,697		336,911
Cash paid during the year for:
Interest, excluding interest capitalized	1,625,905		1,373,045		1,370,585
Income taxes, net	$ 64,261	[2]	$ 15,519		$ 13,754

[1]	Includes foreign exchange adjustments on foreign currency denominated cash, gain on aircraft sales, amortization of asset value guarantees, out of period adjustments relating to pension expenses, and other non-cash items.
[2]	Approximately $58.5 million and $10.1 million were paid to AIG for ILFC tax liability for the years ended December 31, 2011 and 2010, respectively.